                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period
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ITEM 1. REPORTS TO STOCKHOLDERS
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[GRAPHIC]

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

EDUCATION

ANNUAL REPORT DECEMBER 31, 2003

EATON VANCE TAX FREE RESERVES

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2003
INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]

William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT

- 2003 was a year of significant transition in the capital markets. After three difficult years of negative returns, the equity markets staged an impressive recovery, with the S&P 500 Index posting a return of 28.67%.* Bond market returns, while considerably more modest, were still in positive territory. The broad-based Lehman Aggregate Bond Index returned 4.10% for the year.* Short-term rates remained near historical all-time lows.

- The change in investor sentiment was driven in large part by a recovery in the U.S. economy. Although the year began amid a great deal of uncertainty surrounding the war with Iraq, the second quarter brought reports of a strong housing market resulting from low refinancing interest rates, improved consumer confidence, and a jump in the Index of Leading Economic Indicators. Hopes for increased economic strength were confirmed in the third quarter, when stronger corporate profits and a rebound in the manufacturing sector spurred an annualized growth rate of 8.2%, the fastest growth seen since 1997.

- Highly stimulative monetary and fiscal policies -- including low interest rates and significant tax cuts -- appear to have succeeded in bolstering the economy. An accommodative monetary policy has kept the Federal Funds rate, a key short-term interest-rate benchmark, at a 45-year low of 1.00%. The Fed has indicated that it will keep rates low, although many analysts believe continued strong growth could lead to a rate hike sometime in 2004.

- As the economy shows more sustainable job growth, we believe the Fed may raise short-term interest rates in a steady, deliberate manner, causing the Treasury yield curve -- a graphical depiction of yields across the full range of bond maturities -- to flatten. Moreover, we believe that the difference between lower- and higher-quality bond yields, known as the "credit spread," should continue to narrow, as it did in 2003.

THE FUND

  THE PAST YEAR

- During the year ended December 31, 2003, shareholders of Eaton Vance Tax Free Reserves received $0.004 in income dividends, free from regular federal income tax.(1)

  About Eaton Vance Tax Free Reserves

- In seeking its investment objective, Eaton Vance Tax Free Reserves principally invests in a diversified port-folio of high-quality obligations, including bonds, notes, and commercial paper, the interest from which is exempt from regular federal income tax.(1) The Fund invests in short-term obligations that are rated in the two highest short-term ratings categories, thereby offering minimal credit risk.(2)

- For example, at December 31, 2003, approximately 14.3% of the Fund's assets were invested in general obligation notes or bonds (GOs). Issued by states, counties, cities, towns, villages, and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality -- dependent, of course, on the creditworthiness of the community in question.

(1) A portion of the Fund's income could be subject to federal income and/or alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, this cannot be guaranteed, and it is possible to lose money by investing in the Fund. The Fund has no sales charge.

          For federal income tax purposes, 100% of the total dividends paid by the Fund from net investment income during the year ended December 31, 2003, was designated as an exempt interest dividend.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

* It is not possible to invest directly in an Index.

     THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.8%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                              VALUE
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 4.2%
$      1,250   Municipal Electric Authority, GA, 1.06%, 1/14/04          $     1,250,000
----------------------------------------------------------------------------------------
                                                                         $     1,250,000
----------------------------------------------------------------------------------------

GENERAL OBLIGATION NOTES / BONDS -- 14.3%
$        395   Annapolis, MD, 3.00%, 4/1/04                              $       397,144
         200   Chesapeake, VA, 5.00%, 5/1/04                                     202,451
       1,000   Cincinnati, OH, School District, 1.65%, 9/10/04                 1,003,751
         500   Dakota County, MN, 3.00%, 2/1/04                                  500,921
       1,060   Ocean County, NJ, 4.00%, 8/1/04                                 1,078,170
         215   West Middlesex, PA, School District, (MBIA),
               5.40%, 6/15/04                                                    219,259
         800   Wisconsin State, 5.30%, 5/1/04                                    811,307
----------------------------------------------------------------------------------------
                                                                         $     4,213,003
----------------------------------------------------------------------------------------

REVENUE NOTES / BONDS -- 5.7%
$        185   New York City Transitional Finance Authority,
               4.40%, 2/15/04                                            $       185,741
       1,500   Texas State, 2.00%, 8/31/04                                     1,508,562
----------------------------------------------------------------------------------------
                                                                         $     1,694,303
----------------------------------------------------------------------------------------

VARIABLE RATE DEMAND OBLIGATIONS -- 74.6%
$      1,000   Butler County, OH, Healthcare Facilities, (Lifesphere),
               1.30%, 5/1/27                                             $     1,000,000
         800   Butler County, PA, IDA, (Armco, Inc.), 1.40%, 6/1/20              800,000
         500   Colorado Housing and Finance Authority,
               (Multifamily Insured Mortgage), (MBIA),
               (SPA: Westdeutsche Landesbank), 1.25%, 10/1/30                    500,000
       1,500   Connecticut HEFA, (Bradley Health Care), 1.10%, 7/1/29          1,500,000
       1,000   Delaware Valley, PA, Regional Finance Authority,
               1.10%, 12/1/20                                                  1,000,000
       1,000   Farmington, NM, PCR, (Arizona Public Service Co.),
               1.26%, 9/1/24                                                   1,000,000
       1,000   Franklin County, OH, Hospital Revenue,
               (Doctors Ohiohealth Corp.), 1.20%, 12/1/28                      1,000,000
         500   Galveston, TX, Industrial Development Corp.,
               (Mitchell Interests), (LOC: Bank One Texas N.A.),
               1.35%, 9/1/13                                                     500,000
       1,000   Greater East Texas Higher Education,
               (LOC: Student Loan Marketing), 1.30%, 5/1/28                    1,000,000
       1,250   Illinios, (FSA), (SPA: Wachovia Bank N.A.),
               1.21%, 12/1/24                                                  1,250,000
$        700   Illinois Development Finance Authority,
               (Cinnamon Lake Towers), 1.25%, 4/15/37                    $       700,000
       1,500   Illinois Educational Facilities Authority,
               (John F. Kennedy Health Care Foundation), 1.15%, 12/1/25        1,500,000
         500   Irvine, CA, (Improvement Bond Act 1915),
               1.26%, 9/2/25                                                     500,000
       1,500   Kansas City, MO, IDA, (Willow Creek IV Apartments),
               (FNMA), 1.20%, 9/1/25                                           1,500,000
         775   Metropolitan Government of Nashville and Davidson
               County, TN, IDR, (Nashville Resources Recovery),
               1.20%, 5/1/09                                                     775,000
       1,500   New Jersey EDA, (Crowley Liner Services), (LOC:
               Citibank N.A.), 1.10%, 4/1/13                                   1,500,000
         500   North Central, TX, Health Facility Development,
               (Dallas Jewish Community Foundation), (LOC: Allied
               Irish Bank PLC), 1.18%, 12/1/30                                   500,000
         700   Ohio Higher Educational Facility Commission,
               (John Carroll University), (LOC: Allied Irish
               Bank PLC), 1.30%, 11/15/31                                        700,000
       1,000   Pasadena, TX, School District, (SPA: Westdeutsche
               Landesbank), 1.35%, 8/15/26                                     1,000,000
         990   Pennsylvania Turnpike Commission, (Oil Franchise),
               (AMBAC), 1.30%, 12/15/15                                          990,000
       1,500   Port Development Corp., TX, Stolt Terminals, (LOC:
               Canadian Imperial Bank), 1.10%, 1/15/14                         1,500,000
       1,300   South Barrington, IL, (Cook County), (LOC: Harris
               Trust & Savings Bank), 1.15%, 12/1/27                           1,300,000
----------------------------------------------------------------------------------------
                                                                         $    22,015,000
----------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.8%
   (IDENTIFIED COST $29,172,306)                                         $    29,172,306(1)
----------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.2%                                   $       346,339
----------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                     $    29,518,645
----------------------------------------------------------------------------------------

At December 31, 2003, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

     Illinois                                          16.1%
     Ohio                                              12.5%
     Pennsylvania                                      10.2%
     Texas                                             20.4%
     Others, representing less than 10% individually   39.6%

(1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at amortized cost                                                     $    29,172,306
Cash                                                                                       291,950
Receivable for Fund shares sold                                                             40,676
Interest receivable                                                                         76,199
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $    29,581,131
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $        41,200
Dividends payable                                                                            6,621
Payable to affiliate for Trustees' fees                                                        443
Accrued expenses                                                                            14,222
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        62,486
--------------------------------------------------------------------------------------------------
NET ASSETS FOR 29,536,302 SHARES OF BENEFICIAL INTEREST OUTSTANDING                $    29,518,645
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $    29,520,233
Accumulated net realized loss (computed on the basis of identified cost)                    (1,588)
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $    29,518,645
--------------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING

                                                                                        29,536,302
--------------------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE

($29,518,645 / 29,536,302 SHARES OF BENEFICIAL INTEREST OUTSTANDING)               $          1.00
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                                           $       317,643
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $       317,643
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $       144,265
Trustees' fees and expenses                                                                  1,198
Legal and accounting services                                                               28,328
Registration fees                                                                           16,246
Custodian fee                                                                               29,070
Transfer and dividend disbursing agent fees                                                  1,668
Interest                                                                                       330
Miscellaneous                                                                                2,190
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $       223,295
--------------------------------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee                                                     $        29,070
    Reduction of investment adviser fee                                                      1,826
--------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $        30,896
--------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $       192,399
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $       125,244
--------------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS)

Net realized loss --
    Investment transactions (identified cost basis)                                $          (109)
--------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $          (109)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $       125,135
--------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                             YEAR ENDED          YEAR ENDED
IN NET ASSETS                                   DECEMBER 31, 2003   DECEMBER 31, 2002
-------------------------------------------------------------------------------------
From operations --
   Net investment income                           $      125,244      $      267,037
   Net realized gain (loss)                                  (109)                463
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS         $      125,135      $      267,500
-------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                      $     (125,244)     $     (267,037)
From net realized gain                                         --                (463)
-------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                $     (125,244)     $     (267,500)
-------------------------------------------------------------------------------------
Transactions in shares of beneficial interest
   net asset value of $1.00 per share --
   Proceeds from sale of shares                    $   60,317,407      $   66,195,487
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                               35,682              78,632
   Cost of shares redeemed                            (60,099,666)        (69,363,489)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE TRANSACTIONS             $      253,423      $   (3,089,370)
-------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              $      253,314      $   (3,089,370)
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                               $   29,265,331      $   32,354,701
-------------------------------------------------------------------------------------
AT END OF YEAR                                     $   29,518,645      $   29,265,331
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                         YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------
                                                        2003         2002         2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF YEAR                 $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                $    0.004   $    0.008   $    0.021   $    0.036   $    0.029
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                           $   (0.004)  $   (0.008)  $   (0.021)  $   (0.036)  $   (0.029)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                  $   (0.004)  $   (0.008)  $   (0.021)  $   (0.036)  $   (0.029)
-------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                       $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
-------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                            0.44%        0.81%        2.20%        3.69%        2.89%
-------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)              $   29,519   $   29,265   $   32,355   $   45,703   $   40,456
Ratios (As a percentage of average daily net assets):
   Net expenses                                            0.77%        0.85%        0.75%        0.55%        0.46%
   Net expenses after custodian fee reduction              0.67%        0.74%        0.66%        0.46%        0.38%
   Net investment income                                   0.43%        0.81%        2.18%        3.56%        2.83%
-------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

Ratios (As a percentage of average daily
net assets):
   Expenses                                                0.78%                     0.79%        0.75%        0.76%
   Expenses after custodian fee reduction                  0.68%                     0.70%        0.66%        0.68%
   Net investment income                                   0.42%                     2.13%        3.36%        2.53%
Net investment income per share                      $    0.004                $    0.021   $    0.034   $    0.026
-------------------------------------------------------------------------------------------------------------------

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A SECURITY VALUATION -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   B INTEREST INCOME -- Interest income consists of interest accrued, adjusted for amortization of any premium or accretion of any discount, accrued ratably to the date of maturity or call.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $1,588, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005 ($1,479) and December 31, 2011 ($109). At December 31, 2003, the Fund did not have any undistributed income on a tax basis. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTION TO SHAREHOLDERS

   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the year ended December 31, 2003, the fee amounted to $144,265. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $1,826. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $612 in sub-transfer agent fees.

4  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

6  PURCHASES AND SALES OF INVESTMENTS

   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $50,830,807 and $52,379,000, respectively, for the year ended December 31, 2003.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX FREE RESERVES:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves, a series of Eaton Vance Mutual Funds Trust (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE TAX FREE RESERVES
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                         TERM OF                                     NUMBER OF PORTFOLIOS
                          POSITION(S)   OFFICE AND                                      IN FUND COMPLEX
       NAME AND            WITH THE     LENGTH OF          PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH          TRUST        SERVICE           DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee      Since 1998    Chairman, President and Chief             193            Director of National
11/28/59                                            Executive Officer of National                             Financial Partners
                                                    Financial Partners (financial
                                                    services company) (since April
                                                    1999). President and Chief
                                                    Operating Officer of John A.
                                                    Levin & Co. (registered
                                                    investment adviser) (July 1997
                                                    to April 1999) and a Director
                                                    of Baker, Fentress & Company,
                                                    which owns John A. Levin & Co.
                                                    (July 1997 to April 1999). Ms.
                                                    Bibliowicz is an interested
                                                    person because of her
                                                    affiliation with a brokerage
                                                    firm.

James B. Hawkes          Trustee      Since 1991    Chairman, President and Chief             195               Director of EVC
11/9/41                                             Executive Officer of BMR, EVC,
                                                    EVM and EV; Director of EV;
                                                    Vice President and Director of
                                                    EVD. Trustee and/or officer of
                                                    195 registered investment
                                                    companies in the Eaton Vance
                                                    Fund Complex. Mr. Hawkes is an
                                                    interested person because of
                                                    his positions with BMR, EVM,
                                                    EVC and EV, which are
                                                    affiliates of the Trust.

                                         TERM OF                                     NUMBER OF PORTFOLIOS
                          POSITION(S)   OFFICE AND                                      IN FUND COMPLEX
       NAME AND            WITH THE     LENGTH OF          PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH          TRUST        SERVICE           DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee      Since 1986    Jacob H. Schiff Professor of              195            Director of Tiffany &
2/23/35                                             Investment Banking Emeritus,                                 Co. (specialty
                                                    Harvard University Graduate                              retailer) and Telect,
                                                    School of Business                                                Inc.
                                                    Administration.                                            (telecommunication
                                                                                                                services company)

William H. Park          Trustee      Since 2003    President and Chief Executive             192                        None
9/19/47                                             Officer, Prizm Capital
                                                    Management, LLC (investment
                                                    management firm) (since 2002).
                                                    Executive Vice President and
                                                    Chief Financial Officer,
                                                    United Asset Management
                                                    Corporation (a holding company
                                                    owning institutional
                                                    investment management firms)
                                                    (1982-2001).

Ronald A. Pearlman       Trustee      Since 2003    Professor of Law, Georgetown              192                        None
7/10/40                                             University Law Center (since
                                                    1999). Tax Partner, Covington
                                                    & Burling, Washington, DC
                                                    (1991-2000).

                                         TERM OF                                     NUMBER OF PORTFOLIOS
                          POSITION(S)   OFFICE AND                                      IN FUND COMPLEX
       NAME AND            WITH THE     LENGTH OF          PRINCIPAL OCCUPATION(S)       OVERSEEN BY
     DATE OF BIRTH          TRUST        SERVICE           DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer         Trustee      Since 1986    President, Chief Executive                195                   None
9/21/35                                             Officer and a Director of
                                                    Asset Management Finance Corp.
                                                    (a specialty finance company
                                                    serving the investment
                                                    management industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman, Hellman,
                                                    Jordan Management Co., Inc.
                                                    (an investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory Director of
                                                    Berkshire Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly,
                                                    Chairman of the Board, United
                                                    Asset Management Corporation
                                                    (a holding company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds (mutual
                                                    funds) (1980-2000).

Lynn A. Stout            Trustee      Since 1998    Professor of Law, University              195                   None
9/14/57                                             of California at Los Angeles
                                                    School of Law (since July
                                                    2001). Formerly, Professor of
                                                    Law, Georgetown University Law
                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                      TERM OF
                            POSITION(S)             OFFICE AND
       NAME AND              WITH THE                LENGTH OF                     PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             TRUST                  SERVICE                      DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.         President               Since 2002         Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                EV; Chief Investment Officer of EVM and BMR
                                                                       and Director of EVC. Chief Executive Officer
                                                                       of Belair Capital Fund LLC, Belcrest Capital
                                                                       Fund LLC, Belmar Capital Fund LLC, Belport
                                                                       Capital Fund LLC and Belrose Capital Fund LLC
                                                                       (private investment companies sponsored by
                                                                       EVM). Officer of 54 registered investment
                                                                       companies managed by EVM or BMR.

William H. Ahern, Jr.     Vice President            Since 1995         Vice President of EVM and BMR. Officer of 35
7/28/59                                                                registered investment companies managed by
                                                                       EVM or BMR.

Thomas J. Fetter          Vice President            Since 1997         Vice President of EVM and BMR. Trustee and
8/20/43                                                                President of The Massachusetts Health &
                                                                       Education Tax-Exempt Trust. Officer of 127
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Michael R. Mach           Vice President            Since 1999         Vice President of EVM and BMR. Previously,
7/15/47                                                                Managing Director and Senior Analyst for
                                                                       Robertson Stephens (1998-1999); Officer of 26
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Robert B. MacIntosh       Vice President            Since 1998         Vice President of EVM and BMR. Officer of 127
1/22/57                                                                registered investment companies managed by
                                                                       EVM or BMR.

Duncan W. Richardson      Vice President            Since 2001         Senior Vice President and Chief Equity
10/26/57                                                               Investment Officer of EVM and BMR. Officer of
                                                                       42 registered investment companies managed by
                                                                       EVM or BMR.

Walter A. Row, III        Vice President            Since 2001         Director of Equity Research and a Vice
7/20/57                                                                President of EVM and BMR. Officer of 22
                                                                       registered investment companies managed by
                                                                       EVM or BMR.

Judith A. Saryan          Vice President            Since 2003         Vice President of EVM and BMR. Previously,
8/21/54                                                                Portfolio Manager and Equity Analyst for
                                                                       State Street Global Advisers (1980-1999).
                                                                       Officer of 25 registered investment companies
                                                                       managed by EVM or BMR.

                                                      TERM OF
                            POSITION(S)             OFFICE AND
       NAME AND              WITH THE                LENGTH OF                     PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             TRUST                  SERVICE                      DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Susan Schiff              Vice President            Since 2002         Vice President of EVM and BMR. Officer of 26
3/13/61                                                                registered investment companies managed by
                                                                       EVM or BMR.

Alan R. Dynner            Secretary                 Since 1997         Vice President, Secretary and Chief Legal
10/10/40                                                               Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                       of 195 registered investment companies
                                                                       managed by EVM or BMR.

James L. O'Connor         Treasurer                 Since 1989         Vice President of BMR, EVM, and EVD. Officer
4/1/45                                                                 of 116 registered investment companies
                                                                       managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

                               INVESTMENT ADVISER
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110



                          EATON VANCE TAX FREE RESERVES
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

277-2/04                                                                   TRSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE TAX FREE RESERVES FUND (the "Fund") is a series of Eaton Vance Mutual Funds Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 22 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE TAX FREE RESERVES FUND

  FISCAL YEARS ENDED        12/31/02            12/31/03
---------------------------------------------------------
  Audit Fees               $   20,375          $   22,975

  Audit-Related Fees(1)             0                   0

  Tax Fees(2)                   4,725               5,185

  All Other Fees(3)                 0                   0
                           ------------------------------

  Total                    $   25,100          $   28,160
                           ==============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (April 30, October 31, or December 31). In addition, the Series differ as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS
ENDED          4/30/02*         10/31/02               12/31/02          4/30/03*             10/31/03              12/31/03

              PWC   D&T     PWC         D&T        PWC        D&T      PWC     D&T        PWC        D&T         PWC        D&T
----------------------------------------------------------------------------------------------------------------------------------
AUDIT FEES   $  0  $  0  $  27,850  $  106,284  $  61,325  $  48,131  $  0  $       0  $  41,150  $  135,218  $  77,175  $  60,955

AUDIT-
RELATED
FEES(1)         0     0          0           0          0          0     0          0          0           0          0          0

TAX FEES(2)     0     0     18,620      68,900     31,190     15,500     0          0     23,735      72,900     38,605     15,800

ALL OTHER
FEES(3)         0     0          0           0          0          0     0          0          0           0          0          0
             ---------------------------------------------------------------------------------------------------------------------

TOTAL        $  0  $  0  $  46,470  $  175,184  $  92,515  $  63,631  $  0  $       0  $  64,885  $  208,118  $ 115,780  $  76,755
             =====================================================================================================================


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

* Eaton Vance Tax-Managed Dividend Income Fund, the only series with an April 30 fiscal year end, commenced operations on May 30, 2003.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS
ENDED             4/30/02             10/31/02             12/31/02          4/30/03            10/31/03             12/31/03

               PWC      D&T       PWC        D&T        PWC       D&T      PWC     D&T       PWC        D&T       PWC        D&T
               --------------------------------------------------------------------------------------------------------------------
REGISTRANT(1)  $  0  $       0  $ 18,620  $  68,900  $ 31,190  $  15,500  $  0  $       0  $ 23,735  $  72,900  $ 38,605  $  15,800

EATON VANCE(2) $  0  $ 645,049  $      0  $ 389,924  $      0  $ 336,546  $  0  $ 198,709  $      0  $ 440,918  $      0  $ 458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF (EATON VANCE TAX FREE RESERVES
FUND))


By:      /s/ Thomas E. Faust Jr.
        --------------------------------
        Thomas E. Faust Jr.
        President


Date:   June 8, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
        --------------------------------
        James L. O'Connor
        Treasurer


Date:   June 8, 2004

By:      /s/ Thomas E. Faust Jr.
        --------------------------------
        Thomas E. Faust Jr.
        President


Date:   June 8, 2004